Summary of Significant Accounting Policies (Details)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2025 CNY (¥)	Oct. 31, 2025 USD ($)	Sep. 22, 2025 HKD ($)	Feb. 27, 2025 USD ($)	Jan. 01, 2023 USD ($)
Summary of Significant Accounting Policies [Line Items]
Bank deposit	$ 30,310			¥ 215,200
Allowance for credit losses								$ 55,794
Provision for doubtful accounts
Percentage of gross carrying amount		50.00%
Intangible assets amortized straight-line over year	10 years			10 years
Impairment loss of ROU assets
Revenues recognized	$ 480,000
Revenues from sales of robots					$ 480	$ 10,000
Total proceeds					$ 4,800,000
Percentage of total contracted quantity	10.00%			10.00%
Value added tax rate	6.00%	6.00%	6.00%
Percentage of taxable sales revenue	3.00%
Percentage of annual after-tax profit	10.00%
Percentage of general reserve	50.00%
Reporting units, percentage			100.00%
Impairment loss		$ 2,973,850
Reportable segment	1
Subsidiary [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of voting power	50.00%			50.00%
Bosera Asset Management Co., Ltd. [Member]
Summary of Significant Accounting Policies [Line Items]
Purchase price		$ 480,000					$ 480,000